                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manage Filing this Report:

Name:    Bentley Capital Management, LLC
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   CEO
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:


          /s/ Gerald Levine       New York, New York    05/14/01
         --------------------    --------------------  ---------
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         NONE










































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            62

Form 13F Information Table Value Total:      $140,754
                                            Thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                   Bentley Capital Management
                   Form 13F INFORMATION TABLE
                         March 31, 2001

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------   --------    ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SHRS OR  SH/PUT   INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- ---------- --------  -----     ------    -----
AOL TIME WARNER INC          COMMON           00184A105    3814   95000   SH          SOLE               95000    0         0
AZZ INC                      COMMON           002474104    1815   98900   SH          SOLE               98900    0         0
AGNICO EAGLE MINES LTD       COMMON           008474108     309   50000   SH          SOLE               50000    0         0
ALLIANCE GAMING CORP         COMMON           01859P609    1899   98000   SH          SOLE               98000    0         0
ALLMERICA FINL CORP          COMMON           019754100    5397  104000   SH          SOLE              104000    0         0
ANADARKO PETE CORP           COMMON           032511107    3641   58000   SH          SOLE               58000    0         0
APPLERA CORP                 COMMON           038020202     617   20000   SH          SOLE               20000    0         0
APPLIED MATLS INC            COMMON           038222105    1305   30000   SH          SOLE               30000    0         0
AUTODESK INC                 COMMON           052769106    1987   65000   SH          SOLE               65000    0         0
BANK ONE CORP                COMMON           06423A103    2533   70000   SH          SOLE               70000    0         0
BEL FUSE INC                 CL B             077347300     256   11000   SH          SOLE               11000    0         0
C&D TECHNOLOGIES INC         COMMON           124661109    1794   65000   SH          SOLE               65000    0         0
CANADIAN PAC LTD NEW         COMMON           135923100    2499   68100   SH          SOLE               68100    0         0
CAREMARK RX INC              COMMON           141705103     951   72900   SH          SOLE               72900    0         0
CELL GENESYS INC             COMMON           150921104    1523  106900   SH          SOLE              106900    0         0
CUBIST PHARMACEUTICALS I     COMMON           229678107    4746  193700   SH          SOLE              193700    0         0
EOG RES INC                  COMMON           26875P101    4700  114000   SH          SOLE              114000    0         0
EMCORE CORP                  COMMON           290846104   13022  519600   SH          SOLE              519600    0         0
F M C CORP                   COMMON           302491303    5228   71000   SH          SOLE               71000    0         0
FILENET CORP                 COMMON           316869106    1373   87500   SH          SOLE               87500    0         0
GEMSTAR-TV GUIDE INTL IN     COMMON           36866W106    8496  295500   SH          SOLE              295500    0         0
GOLDEN STAR RES LTD CDA      COMMON           38119T104       4   10000   SH          SOLE               10000    0         0
GROUP 1 SOFTWARE INC NEW     COMMON           39943Y103     138   12000   SH          SOLE               12000    0         0
ICT GROUP INC                COMMON           44929Y101     105   10000   SH          SOLE               10000    0         0
IBIS TECHNOLOGY CORP         COMMON           450909106   13371  486200   SH          SOLE              486200    0         0
IKOS SYS INC                 COMMON           451716203     461   45000   SH          SOLE               45000    0         0
IOMEGA CORP                  COMMON           462030107     184   50000   SH          SOLE               50000    0         0
JACO ELECTRS INC             COMMON           469783104     159   28000   SH          SOLE               28000    0         0
MAXWELL TECHNOLOGIES INC     COMMON           577767106    1434   74500   SH          SOLE               74500    0         0
MERIDIAN GOLD INC            COMMON           589975101     316   50000   SH          SOLE               50000    0         0
METLIFE INC                  COMMON           59156R108    1503   50000   SH          SOLE               50000    0         0
MUELLER INDS INC             COMMON           624756102    4209  140100   SH          SOLE              140100    0         0
NEUROBIOLOGICAL TECHNOLO     COMMON           64124W106     320  173800   SH          SOLE              173800    0         0
NU HORIZONS ELECTRS CORP     COMMON           669908105     666   75000   SH          SOLE               75000    0         0
OSI PHARMACEUTICALS INC      COMMON           671040103    2120   53500   SH          SOLE               53500    0         0
OCEAN ENERGY INC TEX         COMMON           67481E106     166   10000   SH          SOLE               10000    0         0
ONYX PHARMACEUTICALS INC     COMMON           683399109     609   62500   SH          SOLE               62500    0         0
ORION PWR HLDGS INC          COMMON           686286105    4237  138000   SH          SOLE              138000    0         0
PMI GROUP INC                COMMON           69344M101    3249   50000   SH          SOLE               50000    0         0
PARK ELECTROCHEMICAL COR     COMMON           700416209    1835   81200   SH          SOLE               81200    0         0


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

PHARMACEUTICAL RES INC       COMMON           717125108    1059   80000   SH          SOLE               80000    0         0
RADIAN GROUP INC             COMMON           750236101    2744   40500   SH          SOLE               40500    0         0
READ-RITE CORP               COMMON           755246105    2155  260000   SH          SOLE              260000    0         0
SAFENET INC                  COMMON           78645R107     248   20000   SH          SOLE               20000    0         0
SEACOR SMIT INC              COMMON           811904101     237    5250   SH          SOLE                5250    0         0
SEITEL INC                   COMMON           816074306    1116   60000   SH          SOLE               60000    0         0
SERONO S A                   ADR              81752M101     606   30000   SH          SOLE               30000    0         0
SERONO SA B                  COMMON           817990104    1688    2100   SH          SOLE                2100    0         0
SYMBOL TECHNOLOGIES INC      COMMON           871508107    1850   53000   SH          SOLE               53000    0         0
TRC COS INC                  COMMON           872625108    1729   58600   SH          SOLE               58600    0         0
TTR TECHNOLOGIES INC         COMMON           87305U102    1019  203800   SH          SOLE              203800    0         0
TOSCO CORP                   COMMON           891490302    1924   45000   SH          SOLE               45000    0         0
UNIT CORP                    COMMON           909218109     331   20000   SH          SOLE               20000    0         0
UNUMPROVIDENT CORP           COMMON           91529Y106    2484   85000   SH          SOLE               85000    0         0
UTSTARCOM INC                COMMON           918076100    1779  107000   SH          SOLE              107000    0         0
VORNADO RLTY TR              SH BEN INT       929042109     502   14000   SH          SOLE               14000    0         0
WASHINGTON MUT INC           COMMON           939322103    6570  120000   SH          SOLE              120000    0         0
WEBMD CORP                   COMMON           94769M105     195   35000   SH          SOLE               35000    0         0
WESTERN DIGITAL CORP         COMMON           958102105    1190  250000   SH          SOLE              250000    0         0
TRENWICK GROUP LTD           COMMON           G9032C109    1973  100000   SH          SOLE              100000    0         0
XOMA LTD                     COMMON           G9825R107    3987  553500   SH          SOLE              553500    0         0
TEEKAY SHIPPING MARSHALL     COMMON           Y8564W103    2377   55800   SH          SOLE               55800    0         0






























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